Chapter 11	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Reorganizations [Abstract]
Chapter 11
Note 3 – Chapter 11
Seadrill Chapter 11 Process
i. Chapter 11 filing
The Debtors filed voluntary petitions for reorganization under the Chapter 11 proceedings in the Bankruptcy Court on February 7, 2021 and February 10, 2021 (the “Petition Date”). These filings triggered a stay on enforcement of remedies with respect to our debt obligations.
These filings excluded the Seadrill New Finance Limited group (“NSNCo”), as Seadrill and the NSNCo noteholders negotiated a refinancing outside of this bankruptcy.
ii. Plan of Reorganization
On July 23, 2021, the Company entered into a Plan Support and
Lock-Up
Agreement (the “Plan Support Agreement”) with certain holders of claims under the Company’s 12 prepetition credit facilities (the “Prepetition Credit Agreements”), and Hemen Holdings Ltd (“Hemen”). On July 24, 2021, the Company filed the first versions of the Joint Chapter 11 Plan of Reorganization and Disclosure Statement. On August 31, 2021, the Company filed the First Amended Plan of Reorganization and the First Amended Disclosure Statement (the “Disclosure Statement”) and on September 2, 2021, the Court approved the First Amended Disclosure Statement
(as Modified) and the solicitation of the Plan of Reorganization. On October 11, 2021, the Company’s creditor classes voted to accept the plan of reorganization. On October 26, 2021, Seadrill’s Plan of Reorganization (the “Plan”) was confirmed by the U.S. Bankruptcy Court for the Southern District of Texas.
iii. Amendment to terms of existing facilities
The Plan, among other things, provided that holders of allowed Credit Agreement claims (a) received $683 million (adjusted for the Asia Offshore Drilling Limited (“AOD”) cash out option) of take-back debt (the “New Second Lien Facility”) and (b) were entitled to participate in a $300 million new-money
raise under the New First Lien Facility, and (c) received 83.00% of pre-diluted
equity in successor Seadrill on account of their allowed Credit Agreement claims, and 16.75% of equity in successor Seadrill for such holders participation in a rights offering (the “Rights Offering”).
iv. Rights Offering and backstop of new $300 million facility
Holders of the subscription rights, which included the backstop parties (the “Backstop Parties” and together, the “Rights Offering Participants”), received the right to lend up to $300 million under the New First Lien Facility. The Rights Offering Participants also received, in consideration for their participation in the Rights Offering, 12.50% of the issued and outstanding pre-diluted
New Seadrill Common Shares as of the Effective Date. The New First Lien Facility was structured as (i) a $175 million term loan (the “Term Loan Facility”) and (ii) a $125 million revolving credit facility.
As consideration for the backstop commitment of each Backstop Party, the Backstop Parties were (a) issued 4.25% of the issued and outstanding pre-diluted
New Seadrill Common Shares as of the Effective Date (the “Equity Commitment Premium”); and (b) paid in cash a premium (the “Commitment Premium”) equal to 7.50% of the $300 million in total commitments under the New First Lien Facility. The Commitment Premium was revised to $20 million and paid within one business day following the backstop approval order on October 27, 2021.
v. Hemen $50 million convertible bond
$50 million convertible bonds (the “Convertible Bonds”) were issued to Hemen at par upon emergence. The bonds are convertible into the conversion shares (the “Conversion Shares”) in an amount equal to 5.00% of the fully-diluted New Seadrill Common Shares. The principal amount of the Bonds is convertible (in full not part) into the Conversion Shares at the option of the lender at any time during the conversion period, being the period from the earlier of (i) the date on which the Issuer’s ordinary shares are listed and begin trading on the NYSE and (ii) the date on which the Issuer’s ordinary shares are listed and begin trading on the OSE (the “Conversion Period”).
Management considered the accounting treatment for the Conversion using the embedded derivative model, substantial premium model, and the no proceeds allocated model. The Company determined that on the Effective Date that the substantial premium model was applicable, and the recognition of the Convertible Bonds should follow the treatment prescribed under this model. Pursuant to the substantial premium model, the principal was recorded as a liability at par and the excess premium was recorded to additional paid-in-capital.
Upon conversion, the Company will reclassify the liability component to equity with no gain or loss recognized.
vi. Emergence and New Seadrill equity allocation table
Seadrill met the requirements of the Plan and emerged from Chapter 11 proceedings on the Effective Date.
Under the Plan and prior to any equity dilution on conversion of the convertible bond, the Company issued

83.00
% of the Company’s equity to Credit Agreement claimants
,
12.50%
to the Rights Offering
Participants,
4.25
% to the Backstop Parties through the Equity Commitment Premium, and the remaining
0.25
% to Class 9 Predecessor shareholders.
The breakout shown below shows the equity allocation before and after the conversion of the convertible bond.

Recipient of Shares	Number of shares	% allocation	Equity dilution on conversion of convertible bond
Allocation to predecessor senior secured lenders	41,499,999	83.00%	78.85%
Allocation to new money lenders – holders of subscription rights	6,250,001	12.50%	11.87%
Allocation to new money lenders – backstop parties	2,125,000	4.25%	4.04%
Allocation to predecessor shareholders	124,998	0.25%	0.24%
Allocation to convertible bondholder	—	—%	5.00%

Total shares issued on emergence	49,999,998	100.00%	100.00%

NSNCo Restructuring
As part of Seadrill’s wider process, NSNCo, the holding company for investments in SeaMex, Seabras Sapura, and Archer, concluded a separate restructuring process on January 20, 2022.
The restructuring was achieved using a
pre-packaged
Chapter 11 process and had the following major impacts:

1.	Holders of the senior secured notes issued by NSNCo released Seadrill from all guarantees and securities previously provided by Seadrill in respect of the notes;

2.
Seadrill sold
65
% of its equity interest in NSNCo to the holders of NSNCo senior secured notes. Seadrill’s equity interest thereby decreased to
35
% which was recognized as an equity method investment; and

3.	Reinstatement of the notes in full on amended terms.
Related to the NSNCo restructuring, the noteholders also financed a restructuring of the bank debt of the SeaMex joint venture. This enabled NSNCo to subsequently acquire a
100% equity interest in the SeaMex joint venture by way of a credit bid, which was executed on November 2, 2021.
Upon effectiveness of NSNCo’s bankruptcy on January 20, 2022, Seadrill sold 65% of its equity interest in NSNCo, recognizing its 35% retained interest as an equity method investment. The ceding of control occurred 9 days prior on January 11, 2022, the petition date when the Bankruptcy Court first assumed the power to approve all significant actions in the entity. Separately, the determination of held-for-sale
and discontinued operations was made at year end and described in the 2021 Form
20-F.
Subsequent to its emergence from its
pre-packaged
bankruptcy, NSNCo was renamed Paratus Energy Services Ltd (“Paratus” or “PES”).
Renegotiation of leases with SFL
Under the sale and leaseback arrangements with certain subsidiaries of SFL Corporation Ltd (“SFL”), the semi-submersible rigs
West Taurus
and
West Hercules
and the jackup rig
West Linus
were leased to certain wholly owned Seadrill entities under long term charter agreements. The Chapter 11 proceedings afforded Seadrill the option to reject or amend the leases.
On March 9, 2021, the
West Taurus
lease rejection motion was approved by the Bankruptcy Court, and the rig was redelivered to SFL on May 6, 2021, in accordance with the
West Taurus
settlement agreement. The lease termination led to a remeasurement of the outstanding amounts due to SFL held within liabilities subject to compromise to the claim value which was settled at emergence.

On August 27, 2021, the Bankruptcy Court of the Southern District of Texas entered an approval order for an amendment to the original SFL Hercules charter. The amended charter was accounted for as an operating lease, resulting in the recognition of a ROU asset and an associated lease liability. The removal of the call options and purchase obligations meant that sale recognition was no longer precluded.
On February 19, 2022, Seadrill signed a transition agreement with SFL pursuant to which the
West Linus
rig will be redelivered to SFL upon assignment of the ConocoPhillips drilling contract to SFL. The interim transition bareboat agreement with SFL provides that Seadrill will continue to operate the
West Linus
until the rig is delivered back to SFL for a period of time estimated to last approximately 6 to 9 months from Seadrill’s emergence. The amended charter no longer contains a purchase obligation and resulted in the derecognition of the rig asset of $175 million and a liability of $161 million at emergence from Chapter 11 proceedings on February 22, 2022. Additionally, $7 million of cash held as collateral was returned to SFL. The interim transition bareboat agreement was accounted for as a short-term operating lease.
Other matters
i. Liabilities subject to compromise
Liabilities subject to compromise distinguish prepetition liabilities which may be affected by the Chapter 11 proceedings from those that will not. The liabilities held as subject to compromise prior to the Company’s emergence from Chapter 11 proceedings are disclosed on a separate line on the consolidated balance sheet.

Liabilities subject to compromise prior to emergence from Chapter 11 proceedings, as presented on the consolidated balance sheet at February 22, 2022 immediately prior to emergence, included the following:

(In $ millions)	February 22, 2022 (Predecessor)
Senior under-secured external debt	5,662
Accounts payable and other liabilities	35
Accrued interest on external debt	34
Amounts due to SFL Corporation under leases for the West Taurus and West Linus	506

Liabilities subject to compromise	6,237

Attributable to:
Continuing operations	6,119
Discontinued operations	118

ii. Interest expense
The Debtors discontinued recording interest on the under-secured debt facilities from the Petition Date, in line with the guidance of ASC
852-10.
Contractual interest on liabilities subject to compromise not reflected in the Consolidated Statements of Operations was $48 million for the period from January 1, 2022 through February 22, 2022 (Predecessor) and $298 million for the period from February 10, 2021 to December 31, 2021 (Predecessor).
iii. Reorganization items, net
Incremental costs incurred directly as a result of the bankruptcy filing and any gains or losses on adjustment to the expected allowed claim value under the plan of reorganization are classified as “Reorganization items, net” in the Consolidated Statements of Operations. The following table summarizes the reorganization items recognized in the three months ended September 30, 2022 (Successor), the period from February 23, 2022 through September 30, 2022 (Successor), period from January 1, 2022 through February 22, 2022 (Predecessor), and three and nine months ended September 30, 2021 (Predecessor).

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Gain on settlement of liabilities subject to compromise (a)	—	—	—	3,581	—
Fresh Start valuation adjustments (b)	—	—	—	242	—
Loss on deconsolidation of Paratus Energy Services (c)	—	—	—	(112)	—
Advisory and professional fees (d)	(3)	(36)	(12)	(44)	(88)
Gain on write-off of related party payables	—	5	—	—	13
Expense of predecessor Directors & Officers insurance policy	—	—	—	(17)	—
Remeasurement of terminated lease to allowed claim	—	—	—	—	(186)
Interest income on surplus cash	—	2	—	1	2

Total reorganization items, net	(3)	(29)	(12)	3,651	(259)

Attributable to:
Continuing operations	(3)	(24)	(12)	3,683	(250)
Discontinued operations	—	(5)	—	(32)	(9)
a. Gain on liabilities subject to compromise
On emergence from Chapter 11 proceedings, we settled liabilities subject to compromise in accordance with the Plan. This includes extinguishment of our secured external debt and amounts due under our sale and leaseback agreements with SFL Corporation. Refer to Note 4 – “Fresh Start accounting” for further information.
b. Fresh Start valuation adjustments
On emergence from Chapter 11 proceedings and under the application of Fresh Start accounting, we allocated the reorganization value to our assets and liabilities based on their estimated fair values. The effects of the application of Fresh Start accounting applied as of February 22, 2022. The new basis of our assets and liabilities are reflected in the Consolidated Balance Sheet at September 30, 2022 (Successor) and the related adjustments were recorded in the Consolidated Statements of Operations in the Predecessor. Refer to Note 4 – “Fresh Start accounting” for further information.
c. Loss on deconsolidation of Paratus Energy Services Ltd
The loss on deconsolidation reflects the impact of the sale of
65
% of Seadrill’s interest in Paratus Energy Services Ltd (formerly NSNCo), as we deconsolidated the carrying value of the net assets of Paratus and recorded the 35% retained interest at fair value. The difference between the net assets deconsolidated and retained 35% interest represents a loss on deconsolidation.

(In $ millions)	January 20, 2022
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022	(152)
Fair value of retained 35% interest in Paratus Energy Services Ltd	56
Reclassification of NSNCo accumulated other comprehensive losses to income on disposal	(16)

Loss on deconsolidation of Paratus Energy Services Ltd	(112)

d. Advisory and professional fees
Professional and advisory fees incurred for post-petition Chapter 11 expenses. Professional and advisory expenses have been incurred post-emergence but relate to our Chapter 11 proceedings.
Note 4 – Fresh Start accounting
Fresh Start accounting
Upon emergence from bankruptcy, Seadrill qualified for and adopted Fresh Start accounting in accordance with the provisions set forth in ASC 852, which resulted in a new entity, the Successor, for financial reporting purposes, with no beginning retained earnings or loss as of the Effective Date.
The criteria requiring Fresh Start accounting are: (i) the reorganization value of the Seadrill’s assets immediately prior to confirmation of the Plan was less than the total of all post-petition liabilities and allowed claims and (ii) the holders of the then-existing voting shares of the Predecessor (or legacy entity prior to the Effective Date) received less than 50% of the voting shares of the Successor outstanding upon emergence from bankruptcy.
Fresh Start accounting requires a reporting entity to present its assets, liabilities, and equity at their reorganization value amounts as of the date of emergence from bankruptcy on February 22, 2022. However, the Company will continue to present financial information for any periods before the adoption of Fresh Start accounting for the Predecessor. The Predecessor and Successor Companies lack comparability, as is required in ASC Topic 205,
Presentation of Financial Statements
(“ASC 205”). ASC 205 states that financial statements are required to be presented comparably from year to year, with any exceptions to comparability clearly disclosed. Therefore, “black-line” financial statements are presented to distinguish between the Predecessor and Successor Companies.
Reorganization Value
Under Fresh Start accounting, we allocated the reorganization value to Seadrill’s individual assets based on their estimated fair values in conformity with ASC Topic 805,
Business Combinations (“ASC 805”)
, and ASC Topic 820,
Fair Value Measurement
. Deferred income taxes were calculated in conformity with ASC Topic 740,
Income Taxes (“ASC 740”)
. Reorganization value is viewed as the value of the reconstituted entity before considering liabilities and it approximates the amount a willing buyer would pay for the assets of the entity immediately after the restructuring.

Enterprise value represents the estimated fair value of an entity’s shareholders’ equity plus long-term debt and other interest-bearing liabilities less unrestricted cash and cash equivalents. As set forth in the Disclosure Statement approved by the Bankruptcy Court, the valuation analysis resulted in an enterprise value between $1,795 million and $2,396 million, with a mid-point
of $2,095 million. For U.S. GAAP purposes, we valued the Successor’s individual assets, liabilities, and equity instruments using valuation models and determined the value of the enterprise was $2,095 million as of the Effective Date, which fell in line within the forecasted enterprise value ranges approved by the Bankruptcy Court. Specific valuation approaches and key assumptions used to arrive at reorganization value, and the value of discrete assets and liabilities resulting from the application of Fresh Start accounting, are described in greater detail within the valuation process below.
The following table reconciles the enterprise value to the estimated fair value of the Successor’s common shares as of the Effective Date:

(In $ millions, except per share amount)	As at February 23, 2022 (Successor)
Enterprise value	2,095
Plus: Cash and cash equivalents at emergence	355
Less: Fair value of long-term debt	(951)

Implied value of Successor equity	1,499

Shares issued upon emergence	49,999,998
Per share value (US$)	29.98
The following table reconciles enterprise value to the reorganization value of the Successor (i.e., value of the total assets of the Successor) as of the Effective Date:

(In $ millions)	As at February 23, 2022 (Successor)
Enterprise value	2,095
Plus: Cash and cash equivalents at emergence	355
Plus: Non-interest-bearing current liabilities	350
Plus: Non-interest-bearing non-current liabilities	179

Total value of Successor Entity’s assets on Emergence	2,979

The enterprise value and corresponding equity value are derived from expected future financial results set forth in our valuations, as well as the realization of certain other assumptions. All estimates, assumptions, valuations and financial projections, including the fair value adjustments, the enterprise value and equity value projections, are inherently subject to significant uncertainties and the resolution of contingencies beyond our control. Accordingly, the estimates, assumptions, valuations or financial projections may not be realized and actual results could vary materially.
Valuation Process
To apply Fresh Start accounting, we conducted an analysis of the Consolidated Balance Sheet to determine if any of our net assets would require a fair value adjustment as of the Effective Date. The results of our analysis indicated that our drilling units, equipment, drilling and management services contracts, leases, investments in associated companies, certain working capital balances and long-term debt would require a fair value adjustment on the Effective Date. Any deferred tax on the fair value adjustments have been made in accordance with ASC 740. The rest of our net assets were determined to have carrying values that approximated fair value on the Effective Date. Further details regarding the valuation process are described below.
i. Drilling units
Seadrill’s principal assets comprise its fleet of drilling units. For the working fleet, we determined the fair value of drilling units based primarily on an income approach utilizing a discounted cash flow analysis. For long-term cold stacked units, we have applied a market approach methodology. Assumptions used in our assessment of the discounted free cash flows included, but were not limited to, the contracted and market dayrates, operating costs, overheads, economic utilization, effective tax rates, capital expenditures, working capital requirements, and estimated useful economic lives.
The cash flows were discounted at a market participant weighted average cost of capital (“WACC”), which was derived from a blend of market participant after-tax
cost of debt and market participant cost of equity and computed using public share price information for similar offshore drilling market participants, certain U.S. Treasury rates, and certain risk premiums specific to the assets of the Company. For rigs expected to be long-term stacked, the market approach was used to estimate the fair value of the assets which involved gathering and analyzing recent market data of comparable assets.
ii. Capital Spares and Equipment
The valuation of our capital spares and equipment, including spare parts and capitalized IT software, was determined utilizing the cost approach, in which the estimated replacement cost of the assets was adjusted for physical depreciation and economic obsolescence.
iii. Drilling and management services contracts
We recognized both favorable and unfavorable contracts based on the income approach utilizing a discounted cash flow analysis, comparing the signed contractual dayrate against the global contract assumptions applied in our drilling unit fair value assessment. The cash flows were discounted at an adjusted market participant WACC.
The management services contracts were fair valued based on an excess earnings methodology, adjusted for the incremental cost of services, working capital, tax, and contributory asset charges, with future cash flows discounted at an adjusted market participant WACC.
For the management incentive fee payable to Seadrill as part of the management service agreement with Paratus, an option pricing model was used to estimate the fair value of the fee.
iv. Leases
The fair value of the
West Linus
and
West Hercules
leases were estimated by comparing against assumed global market contract assumptions over the same time period.
v. Investments in associated companies
The fair value of the equity investments in associated companies was based primarily on the income approach, using projected discounted cash flows of the underlying assets, a risk-adjusted discount rate, and an estimated tax rate.

vi. Long-term debt
The fair values of the New Term Loan Facility and New Second Lien Facility were determined using relevant market data as of the Effective Date and the terms of each of the respective instruments. Given the interest rates for both facilities were outside of the range of assumed market rates, we selected discount rates based on the data and used a yield to worst case analysis to estimate the fair values of the respective instruments.
The fair value of the Convertible Bonds was split in two components: (i) straight debt and (ii) conversion option. The straight debt component was derived through a discounted cash flow analysis. The conversion option component was based on an option pricing model, which forecasts equity volatility and compares the potential conversion redemption against equity movements in industry peers.
Consolidated Balance Sheet
The adjustments included in the following Consolidated Balance Sheet reflect the consummation of the transactions contemplated by the Plan and carried out by the Company (“Reorganization Adjustments”) and the fair value adjustments as a result of the application of Fresh Start accounting (“Fresh Start Adjustments”). The explanatory notes provide additional information with regard to the adjustments recorded, the methods used to determine fair value and significant assumptions or inputs.

	February 22, 2022							February 23, 2022
(In $ millions)	Predecessor	Reorganization Adjustments			Fresh Start Adjustments			Successor
ASSETS
Current assets
Cash and cash equivalents	281	74	(a	)	—			355
Restricted cash	135	(50)	(b	)	—			85
Accounts receivable, net	201	—			—			201
Amount due from related parties, net	42	—			—			42
Other current assets (u)	206	(17)	(c	)	31	(k	)	220

Total current assets	865	7			31			903

Non-current assets
Investment in associated companies	81	—			(17)	(l	)	64
Drilling units (u)	1,778	(175)	(d	)	279	(m	)	1,882
Restricted cash	69	—			—			69
Deferred tax assets	9	—			1	(n	)	10
Equipment	11	—			(2)	(o	)	9
Other non-current assets (u)	13	—			29	(p	)	42

Total non-current assets	1,961	(175)			290			2,076

Total assets	2,826	(168)			321			2,979

LIABILITIES AND EQUITY
Current liabilities
Trade accounts payable	59	—			—			59
Other current liabilities	222	52	(e	)	17	(q	)	291

Total current liabilities	281	52			17			350

Liabilities subject to compromise (u)	6,237	(6,237)	(f	)	—			—
Non-current liabilities
Long-term debt	—	951	(g	)	—			951
Deferred tax liabilities	7	—			(1)	(r	)	6
Other non-current liabilities	110	—			63	(s	)	173

Total non-current liabilities	117	951			62			1,130

EQUITY
Predecessor common shares of par value	10	(10)	(h	)	—			—
Predecessor additional paid-in capital	3,504	(3,504)	(h	)	—			—
Accumulated other comprehensive loss	(1)	1	(h	)	—			—
Retained (deficit)/earnings	(7,322)	7,080	(i	)	242	(t	)	—
Successor common shares of par value	—	—			—			—
Successor additional paid-in capital	—	1,499	(j	)	—			1,499

Total shareholders’ (deficit)/equity	(3,809)	5,066			242			1,499

Total liabilities and equity	2,826	(168)			321			2,979

Reorganization Adjustments

(a)	Reflects the net cash receipts that occurred on the Effective Date as follows:

(In $ millions)	February 22, 2022 (Predecessor)
Receipt of cash from the issuance of the Term Loan Facility	175
Receipt of cash from the issuance of the Convertible Bonds	50
Proceeds from the issuance of the New Second Lien Facility	683
Settlement of the Prepetition Credit Agreement	(683)
Payment of the AOD cash out option	(116)
Payment of success-based advisor fees	(28)
Payment of the arrangement & financing fee for the Term Loan Facility	(5)
Transfer of cash to restricted cash for the professional fee escrow account funding	(2)

Change in cash and cash equivalents	74

(b)	Reflects the net restricted cash payments that occurred on the Effective Date as follows:

(In $ millions)	February 22, 2022 (Predecessor)
Payment of net scrap rig proceeds to holders of Prepetition Credit agreement claims	(45)
Return of cash collateral to SFL for the amended West Linus lease agreement	(7)
Cash transferred from unrestricted cash for the professional fee escrow account funding	2

Change in restricted cash	(50)

(c)	Reflects the change in other current assets for the following activities:

(In $ millions)	February 22, 2022 (Predecessor)
Expense of Predecessor Directors & Officers insurance policy	(17)
Expense of the Commitment Premium and other capitalized debt issuance costs	(24)
Recognition of the right-of-use asset associated with the modified West Linus bareboat lease	24

Change in other current assets	(17)

(d)	Reflects the change in drilling units for the derecognition of the West Linus of $175 million associated with modification of lease.

(e)	Reflects the change in other current liabilities:

(In $ millions)	February 22, 2022 (Predecessor)
Accrued liability due to holders of Prepetition Credit agreement claims for sold rig proceeds	27
Recognition of lease liability and other accrued liability associated with the amended West Linus lease	25

Change in other current liabilities	52

(f)	Liabilities subject to compromise were settled as follows in accordance with the Plan:

(In $ millions)	February 22, 2022 (Predecessor)
Senior under-secured external debt	5,662
Accounts payable and other liabilities	35
Accrued interest on external debt	34
Amounts due to SFL Corporation under leases for the West Taurus and West Linus	506

Total liabilities subject to compromise	6,237

Attributable to:
Continuing operations	6,119
Discontinued operations	118

Payment of the AOD cash out option	(116)
Issuance of the New Second Lien Facility	(717)
Premium associated with the Term Loan Facility	(9)
Debt issuance costs	(30)
Payment of the rig sale proceeds	(45)
Amounts due to Prepetition Credit agreement claims for sold rig proceeds not yet paid	(27)
Issuance of New Seadrill Common Shares to holders of Prepetition Credit Agreement claims	(1,244)
Issuance of New Seadrill Common Shares to the Rights Offering Participants	(187)
Issuance of New Seadrill Common Shares associated with the Equity Commitment Premium	(64)
Derecognition of West Linus rig and return of cash collateral	(182)
Reversal of the release of certain general unsecured operating accruals	(35)

Pre-tax gain on settlement of liabilities subject to compromise	3,581

(g)	Reflects the changes in long-term debt for the following activities:

(In $ millions)	February 22, 2022 (Predecessor)
Issuance of the Term Loan Facility	175
Issuance of the New Second Lien Facility	683
Issuance of the Convertible Bonds	50
Record the premium on the Term Loan Facility and New Second Lien Facility	43

Change in long-term debt	951

(h)	Reflects the cancellation of the Predecessor’s common shares, additional paid in capital, and accumulated other comprehensive income.

(i)	Reflects the cumulative net impact on retained loss as follows:

(In $ millions)	February 22, 2022 (Predecessor)
Pre-tax gain on settlement of liabilities subject to compromise	3,581
Release of general unsecured operating accruals	35
Payment of success fees recognized on the Effective Date	(28)
Expense of Predecessor Directors & Officers insurance policy	(17)

Impact to net income	3,571
Cancellation of Predecessor common shares and additional paid in capital	3,513
Issuance of New Seadrill Common Shares to Predecessor equity holders	(4)

Net impact to retained loss	7,080

(j)	Reflects the reorganization adjustments made to the Successor additional paid-in capital:

(In $ millions)	February 22, 2022 (Predecessor)
Fair value of New Seadrill Common Shares issued to holders of Prepetition Credit Agreement claims	1,456
Fair value of New Seadrill Common Shares issued to Predecessor equity holders	4
Fair value of the conversion option on the Convertible Bond	39

Successor additional paid-in capital	1,499

Fresh Start Adjustments

(k)	Reflects the fair value adjustment to other current assets for the following:

(In $ millions)	February 22, 2022 (Predecessor)
Record fair value adjustment for favorable drilling and management service contracts	68
Write-off of current portion of deferred mobilization costs held at amortized cost	(15)
Off-market right-of-use asset adjustment for the West Hercules and West Linus	(22)

Change in other current assets	31

Attributable to:
Continuing operations	20
Discontinued operations	11

(l)	Reflects the fair value adjustment to the investments in Paratus of $14 million and in Sonadrill of $3 million.

(m)	Reflects the fair value adjustment to drilling units and the elimination of accumulated depreciation.

(In $ millions)	February 22, 2022 (Predecessor)
Total Fresh start adjustments	279
Attributable to:
Continuing operations	316
Discontinued operations	(37)

(n)	Reflects the fair value adjustment to deferred tax assets of $1 million for favorable management contracts.

(o)	Reflects the fair value adjustment to equipment and the elimination of accumulated depreciation.

(p)	Reflects fair value adjustment to other non-current assets for the following:

(In $ millions)	February 22, 2022 (Predecessor)
Record fair value adjustment for favorable drilling and management service contracts	42
Write-off of non-current portion of historical favorable contracts held at amortized cost	(9)
Write-off of non-current portion of deferred mobilization costs held at amortized cost	(4)

Change in other non-current assets	29

Attributable to:
Continuing operations	26
Discontinued operations	3

(q)	Reflects the fair value adjustment to other current liabilities for the following:

(In $ millions)	February 22, 2022 (Predecessor)
Record fair value adjustment for unfavorable drilling contracts	18
Write-off of current portion of historical unfavorable contracts held at amortized cost	(1)

Change in other current liabilities	17

(r)	Reflects the fair value adjustment to deferred tax liabilities of $1 million to write-off previously recognized Fresh Start balances.

(s)	Reflects the fair value adjustment to other non-current liabilities for the following:

(In $ millions)	February 22, 2022 (Predecessor)
Record fair value adjustment for unfavorable drilling contracts	67
Write-off of non-current portion of historical unfavorable contracts held at amortized cost	(4)

Change in other non-current liabilities	63

(t)	Reflects the cumulative impact of the Fresh Start accounting adjustments discussed above.

(In $ millions)	February 22, 2022 (Predecessor)
Total Fresh start adjustments	242
Attributable to:
Continuing operations	266
Discontinued operations	(24)

(u)
These line items include current and
non-current
balances recast to Assets held for sale, Liabilities subject to compromise associated with assets held for sale, and Liabilities associated with assets held for sale. We have presented the major classes of balances associated with these held for sale entities as of December 31, 2021 as part of the disclosures in Note 27 – Assets and liabilities held for sale/Discontinued operation. The balances presented in the table above are not materially different than those presented as of December 31, 2021 with the exception of the fresh start adjustment discussed in tick mark (m) above.

The below table discloses the impact of Reorganization and Fresh Start adjustments related to the discontinued operations’ Balance Sheet items:

	February 22, 2022							February 23, 2022
(In $ millions)	Predecessor	Reorganization Adjustments			Fresh Start Adjustments			Successor
ASSETS
Current assets
Cash and cash equivalents	19	—			—			19
Accounts receivable, net	32	—			—			32
Other current assets	12	—			11	(k	)	23

Total current assets	63	—			11			74

Non-current assets
Drilling units	344	—			(37)	(m	)	307
Deferred tax assets	1	—			—			1
Other non-current assets	—	—			3	(p	)	3

Total non-current assets	345	—			(34)			311

Total assets	408	—			(23)			385

LIABILITIES AND EQUITY
Current liabilities
Trade accounts payable	6	—			—			6
Other current liabilities	58	—			—			58

Total current liabilities	64	—			—			64

Liabilities subject to compromise	118	(118)	(f	)	—			—
Non-current liabilities
Other non-current liabilities	2	—			—			2

Total non-current liabilities	2	—			—			2

EQUITY

Total equity	224	118	(i	)	(23)			319

Total liabilities and equity	408	—			(23)			385

Note 4 – Chapter 11
Summary
On
 February 22, 2022, Seadrill concluded its comprehensive restructuring process and emerged from Chapter 11 bankruptcy protection. The following major changes to Seadrill’s capital structure were achieved through the restructuring:

1.	Additional $350 million of liquidity raised;

2.	Obligations under external credit facilities decreased from $5,662 million to $683 million of reinstated debt with maturity in 2027;

3.	Future obligations under finance lease arrangements in respect of the West Taurus , West Hercules and West Linus substantially eliminated; and

4.	Elimination of guarantees previously provided to holders of the senior notes previously issued by the NSNCo group.
Seadrill emerged from bankruptcy with cash of $509 million, of which $355 million was unrestricted and $154 million was restricted. Seadrill also had $125 million undrawn on its new revolving credit facility which together with the unrestricted cash provided $480 million of liquidity to the Successor company. Following emergence, Seadrill had total debt obligations of $908 million. This comprised $683 million outstanding on reinstated credit facilities; $175 million drawn on its new term loan; and a $50 million convertible bond. This left the Successor company with net debt of $399 million after adding back its post-emergence cash.
In order to substantially eliminate future commitments under capital lease arrangements with SFL Corporation Ltd (“
SFL
”), Seadrill rejected the
West Taurus
lease through the bankruptcy court in early 2021 and negotiated amendments to the leases of
West Hercules
and
West Linus
in August 2021 and February 2022, respectively. The amended leases for
West Hercules
and
West Linus
are short term and we expect to deliver both rigs back to SFL in 2022. In addition to reducing the lease terms, the lease amendments extinguished Seadrill’s obligations to purchase the units at the end of the leases (amongst other changes).
As part of Seadrill’s wider process, NSNCo, the holding company for investments in SeaMex, Seabras Sapura, and Archer, concluded a separate restructuring process on January 20, 2022. The restructuring was achieved using a pre-packaged
chapter 11 process and had the following major impacts:

1.	Holders of the senior secured notes issued by NSNCo (“ notes ”, “noteholders ”) released Seadrill from all guarantees and securities previously provided by Seadrill in respect of the notes;
2.	Noteholders received a 65% equity interest in NSNCo with Seadrill’s equity interest thereby decreasing to 35% and

3.	Reinstatement in full of the notes on amended terms.

4.
Related to the NSNCo restructuring, the noteholders also financed a restructuring of the bank debt of the SeaMex joint venture. This enabled NSNCo to subsequently acquire a 100% equity interest in the SeaMex joint venture by way of a credit bid, which was executed on November 2, 2021.

In the sections below, we have provided a detailed account of the comprehensive restructuring process.
Background and Objectives

i. Macro-economic background and impact of
COVID-19
Since the
mid-2010s,
the industry had experienced a sustained decline in oil prices which had culminated in an industry-wide supply and demand imbalance. During this period, market day rates for drilling rigs were lower than was anticipated when the debt associated with acquiring our rigs was incurred. This challenging business climate was further destabilized by challenges that arose due to the
COVID-19
pandemic. The actions taken by governmental authorities around the world to mitigate the spread of
COVID-19,
had a significant negative effect on oil consumption. This led to a further decrease in the demand for our services and had an adverse impact on our business and financial condition.
After the global impact of this pandemic, the global offshore rig market has experienced a recovery, at least in utilization, in many regions. The price of Brent crude has risen and stabilized at more than $90 over the past several months before increasing to over $100. Additionally, oil companies and rig owners have mostly managed to navigate through many of the logistical hurdles posed by the
COVID-19
pandemic. Drilling programs that had been postponed have now begun or are back on schedule. As a result, the number of contracted rigs has rebounded, and fleet utilization (jackups, semi-submersibles and drillships) is nearing March 2020 pre-pandemic
levels. Dayrates for some rig types in certain regions, such as for US Gulf of Mexico drillships, have risen dramatically. Conversely, dayrates for rigs in other regions have remained stagnant or only risen modestly.
ii. Default on senior debt obligations and other commitments in 2020
Since the end of 2019, we had been working with senior creditors to provide a solution to Seadrill’s high cash outflow for debt service and potential future breaches of liquidity covenants by converting certain interest payments under our credit facilities to payment-in-kind
(“
PIK
”) interest and by deferring certain scheduled amortization payments. In our 2020 first quarter earnings release, published on June 2, 2020, we announced that we would no longer proceed with efforts to obtain bank consent for a short-term solution and had instead appointed financial advisors to evaluate comprehensive restructuring alternatives to reduce debt service costs and overall indebtedness. We further stated that a comprehensive restructuring may require a substantial conversion of Seadrill’s indebtedness to equity.
In September 2020, we did not pay interest on our secured credit facilities, which constituted an event of default. This triggered cross-default covenants for the senior secured notes, guarantee facility agreement and leasing agreements in respect of the
West Hercules
,
West Linus
and
West Taurus (“
SFL rigs
”)
. As a result, we entered into forbearance agreements with certain creditors in respect of our senior secured credit facility agreements, senior secured notes, and guarantee facility agreement. Pursuant to these agreements the creditors agreed not to exercise any voting rights, or otherwise take actions, in respect of the default.
In
 October 2020 we did not make the required charter payments due on the leasing arrangements for the SFL rigs. This constituted an event of default under the leasing agreements. From November 2020, we restarted making partial payments based on a percentage of the total due in return for SFL granting us permission to use certain restricted cash balances to cover operating costs of the SFL rigs.

In December 2020, after triggering an additional event of default through not paying interest on our secured credit facilities, we entered into a further forbearance agreement with certain creditors. On January 15, 2021, we did not make the semi-annual cash interest payment due on our senior secured notes. The forbearance agreements ended on January 29, 2021.
The events of default in September 2020 and December 2020 due to non-payment
of interest on our senior credit facilities and further violation of the cross-default covenant for the Senior Secured Notes, meant that the debt was callable on demand and therefore classified as current in our December 31, 2020 balance sheet. The scheduled interest and fees were converted to loan principal tranches and incurred payment-in-kind
interest at their original rates plus an additional 2%.
iii. Three objectives of the comprehensive restructuring
Seadrill’s largest debt obligation at the petition date was the $
5.7
 billion owed to lenders under its senior credit facilities. The primary objective of the restructuring was to enter an agreement with stakeholders to provide new liquidity and to substantially decrease liabilities under these facilities through the issuance of new equity.
In addition, as of the petition date, Seadrill was committed to $
1.1
 billion in aggregate lease obligations under the arrangements for SFL rigs. As these lease arrangements were not considered sustainable under a new capital structure, the rejection or restructuring of these lease obligations was considered an integral part of obtaining the requisite level of creditor approval in support of the Plan.
Following Seadrill’s previous restructuring on July 2, 2018, NSNCo had issued
12.0
% senior secured notes due July 2025, of which $
0.5
billion remained outstanding as of the petition date. Seadrill held
100
% of the equity interest in NSNCo and had provided guarantees over its debt obligations. One of the key terms of the restructuring was to negotiate the release by the Noteholders of all existing guarantees and security and claims with respect to Seadrill Limited and its subsidiaries. This was likely to involve the disposal of part of Seadrill’s equity interest in the NSNCo group.
Seadrill Chapter 11 Process
i. Introduction and Chapter 11 filing
Chapter 11 is the principal business reorganization chapter of the Bankruptcy Code. In addition to permitting debtor rehabilitation, chapter 11 promotes equality of treatment for creditors and similarly situated equity interest holders, subject to the priority of distributions prescribed by the Bankruptcy Code. The commencement of a chapter 11 case creates an estate that comprises all of the legal and equitable interests of the debtor as of the date the chapter 11 case is commenced. The Bankruptcy Code provides that the debtor may continue to operate its business and remain in possession of its property as a “debtor in possession.”
Following the defaults in 2020, and expiry of forbearance agreements described above, the Debtors filed voluntary petitions for reorganization under the Chapter 11 Proceedings in the Bankruptcy Court on February 7, 2021 and February 10, 2021. These filings triggered a stay on enforcement of remedies with respect to our debt obligations.
These filings excluded the NSNCo group, with Seadrill and NSNCo noteholders continuing to negotiate a refinancing outside of bankruptcy.
ii. Plan of Reorganization
Consummating a chapter 11 plan is the principal objective of a chapter 11 case. A bankruptcy court’s confirmation of a plan binds the debtor, any person acquiring property under the plan, any creditor or equity

interest holder of the debtor, and any other entity as may be ordered by the bankruptcy court. Subject to certain limited exceptions, the order issued by a bankruptcy court confirming a plan provides for the treatment of the debtor’s liabilities in accordance with the terms of the confirmed plan.
On July 23, 2021, the Company entered into a Plan Support and
Lock-Up
Agreement (the “
Plan Support Agreement
”) with the Company, the Company Parties, certain Holders of Claims under the Company’s Credit Agreements, and Hemen. On July 24, 2021, the Company filed the first versions of the Joint Chapter 11 Plan of Reorganization and Disclosure Statement. On August 31, 2021, the Company filed the First Amended Plan of Reorganization and the First Amended Disclosure Statement (the “
Disclosure Statement
”) and on September 2, 2021, the Court approved the First Amended Disclosure Statement (as Modified) and the solicitation of the Plan of Reorganization. On October 11, 2021, the Company’s creditor classes voted to accept the plan of reorganization. On October 26, 2021, Seadrill’s Plan of Reorganization was confirmed by the U.S. Bankruptcy Court for the Southern District of Texas.
iii. Amendment to terms of existing facilities
As of the Petition Date, the Debtors were liable for approximately $
6.2
 billion in aggregate funded debt obligations. These obligations included $
5.7
 billion due under 12 Prepetition Credit Facilities (silos) and $
0.5
 billion due under the NSNCo Secured Notes. Seadrill Limited was a guarantor under all 12 Prepetition Credit Facilities and the Notes. The facilities were secured by, among other things, (a) a first priority, perfected mortgage in one or more of the Debtors’ drilling rigs, (b) guarantees from the applicable rig-owning
entities and intra-group charterers. No financial institution possessed a blanket lien over the Debtors’ entire fleet. Instead, the Prepetition Credit Facilities were secured by non-overlapping
subsets of the Debtors’ rigs.
The Plan, among other things, provided that holders of Allowed Credit Agreement Claims would (a) receive $
683
 million (adjusted for AOD cash out option) of take-back debt (amortizing beginning in March 2023, with a maturity date of December 2026 and margin of LIBOR +
5
%
cash-pay
+
7.5
% PIYC) whereby Seadrill either pays the PIYC interest in cash or the equivalent amount is capitalized as principal outstanding (dependent on certain conditions set out in the facility agreement) and (b) be entitled to participate in a $
300
 million
new-money
raise under the New First Lien Facility, and (c) receive
83
 percent of equity in Reorganized Seadrill, subject to dilution by the Management Incentive Plan and the Convertible Bond Equity, on account of their Allowed Credit Agreement Claims, and
16.75
 percent of equity in Reorganized Seadrill if such holders elected to participate in the Rights Offering (including the Backstop Parties).
iv. Rights offering and backstop of new $300m facility
In bankruptcy, a rights offering allows a debtor to offer creditors or equity security holders the right to purchase equity in the post-emergence company. In a rights offering, debtors grant subscription rights to a class (or classes) of creditors (or equity holders) in conjunction with the chapter 11 plan of reorganization. Rights offerings function as a source of exit financing, allowing debtors to raise capital to fund emergence costs and plan distributions, or to ensure that the company has sufficient liquidity post-emergence in a de-leveraged
capital structure. Nearly all rights offerings are fully backstopped pursuant to agreements between the backstop party (or parties) and the debtors. Under a backstop agreement, backstop parties commit to purchase a certain amount of securities offered under the plan and to purchase additional securities if the issuance is under-subscribed, receiving additional securities in exchange for their agreement to backstop a rights offering.
Holders of the Subscription Rights, which include the Backstop Parties, received the right to lend up to $
300
 million under the New First Lien Facility in accordance with and pursuant to the Plan, the Rights Offering Procedures, the Backstop Commitment Letter, and the New Credit Facility Term Sheet. Rights Offering Participants also received, in consideration for their participation in the Rights Offering,
12.5
% (the “Rights Offering Percentage
”) of the issued and outstanding New Seadrill Common Shares as of the Effective Date (subject to dilution by the Management Incentive Plan and the Convertible Bond Equity). The New First Lien
facility is structured as (i) $
175
 million term loan and (ii) $
125
 million revolving credit facility (RCF). The term loan facility bears interest at a margin of
7
% per annum plus a compounded risk-free rate (and any applicable credit adjustment spread). The RCF bears interest at a margin of
7
% per annum plus a compounded risk-free rate (and any applicable credit adjustment spread), and a commitment fee of
2.8
% per annum is payable in respect to any undrawn portion of the RCF commitment.
As consideration for the Backstop Commitment of each Backstop Party, the Backstop Parties were issued the number of New Seadrill Common Shares equal to the sum of: (i)
12.50
% minus the Rights Offering Percentage (if under-subscribed) plus (ii)
4.25
% multiplied by the total number of New Seadrill Common Shares issued and outstanding on the Effective Date (subject to dilution by the MIP and the Convertible Bond Equity) (the “
Equity Commitment Premium
”, and together with the foregoing clause, the “
Backstop Participation Equity
”); and (b) the Debtors paid in cash to the Backstop Parties a premium (the “
Commitment Premium
”) equal to
7.50
% of the $
300
 million in total commitments under the New First Lien Facility.
As at the Effective Date, the outstanding external debt is repayable as set out in the table below:

(In $ millions)	2022	2023	2024	2025	2026 and thereafter	Total
Total Debt Repayments (a)	0	40	40	40	788	908

(a)	The repayment schedule is net of fees and assumes that all interest is paid in cash as opposed to any capitalized pay-if-you-can interest, as further outlined in the existing facility section above.
v. Hemen $50m convertible bond
$50 million convertible bonds with margin of LIBOR + 6%
cash-pay
and maturity date of March 2028 were issued to Hemen at par upon emergence. The bonds are convertible into the Conversion Shares in an amount equal to 5% of the fully-diluted ordinary shares. The principal amount of the Bonds is convertible (in full not part) into the Conversion Shares at the option of the Lender at any time during the Conversion Period, being the period from the earlier of (i) the date on which the Issuer’s ordinary shares are listed and begin trading on the NYSE and (ii) the date on which the Issuer’s ordinary shares are listed and begin trading on the OSE, Shares at the option of the Lender at any time during the Conversion Period.
vi. Emergence and new Seadrill equity allocation table
Seadrill met the requirements of the plan of reorganization and emerged from Chapter 11 on February 22, 2022. Companies emerging from chapter 11 qualify for fresh-start reporting if two conditions are met: (1) the reorganization value of the entity’s assets is less than the total of all claims and post-petition liabilities; and (2) the holders of pre-confirmation
voting shares will receive less than 50
 percent of the voting shares upon emergence. Upon emergence from the Chapter 11 Proceedings, we expect to meet the requirements and will apply fresh start accounting to our financial statements in accordance with the provision set forth in ASC 852. Entities that adopt fresh-start reporting must assign the reorganization value to the entity’s assets and liabilities in accordance with procedures specified in ASC 805. The guidance defines reorganization value as the value attributed to the reconstituted entity, as well as the expected net realizable value of those assets that will be disposed of before reconstitution occurs. Therefore, this value is viewed as the value of the entity before considering liabilities and it approximates the amount a willing buyer would pay for the assets of the entity immediately after the restructuring.
Under the Plan and prior to any equity dilution on conversion of the convertible bond, the Company issued 83.00% of the Company’s equity to Class 4 Credit Agreement Claimants, 12.50% to the Rights Offering Participants, 4.25% to the Backstop Parties through the Equity Commitment Premium, and the remaining 0.25% to Class 9 predecessor shareholders.

The breakout shown below shows the equity allocation before and after the conversion of the convertible bond.

Recipient of Shares	Number of shares	% allocation	Equity dilution on conversion of convertible bond

Allocation to predecessor senior secured lenders	41,499,999	83.00%	78.85%
Allocation to new money lenders – holders of subscription rights	6,250,001	12.50%	11.87%
Allocation to new money lenders – backstop parties	2,125,000	4.25%	4.04%
Allocation to predecessor shareholders	124,998	0.25%	0.24%
Allocation to convertible bondholder	—	—%	5.00%

Total shares issued on emergence	49,999,998	100.00%	100.00%

NSNCo Restructuring
i Introduction
As part of Seadrill’s wider process, NSNCo, the holding company for investments in SeaMex, Seabras Sapura, and Archer, concluded a separate restructuring process on January 20, 2022. The restructuring was achieved using a pre-packaged
Chapter 11 process and had the following major impacts:

1.	Holders of the senior secured notes issued by NSNCo released Seadrill from all guarantees and securities previously provided by Seadrill in respect of the notes;

2.	Seadrill sells 65% of its equity interest in NSNCo to the holders of NSNCo senior secured notes. Seadrill’s equity interest thereby decreasing to 35%; and

3.	Reinstatement in full of the notes on amended terms.
Related to the NSNCo restructuring, the noteholders also financed a restructuring of the bank debt of the SeaMex joint venture. This enabled NSNCo to subsequently acquire a 100% equity interest in the SeaMex joint venture by way of a credit bid, which was executed on November 2, 2021.
As Seadrill lost its controlling interest in NSNCo through the sale of 65% of its equity interest on January 20, 2022 (the date the bankruptcy court heard the filing for NSNCo’s prepackaged Chapter 11), we have presented the results of NSNCo, including the consolidated results of SeaMex from November 2021 onwards, as discontinued operations in Seadrill’s financial statements for the period ended December 31, 2021. NSNCo’s assets and liabilities have similarly been classified as held-for-sale
in Seadrill’s December 2021 balance sheet. All periods presented have been recast for this change.
ii. Purchase of SeaMex by NSNCo through credit bid
Credit bidding is a mechanism, whereby a secured creditor can ‘bid’ the amount of its secured debt, as consideration for the purchase of the assets over which it holds security. In effect, it allows the secured creditor to offset the secured debt as payment for the assets and to take ownership of those assets without having to pay any cash for the purchase.
On June 18, 2021, John C. McKenna of Finance & Risk Services Ltd and Simon Appell of AlixPartners UK LLP were appointed as joint provisional liquidators (the “
JPLs
”) over SeaMex by an order of the Supreme Court of Bermuda. Further, the joint venture agreement governing the SeaMex joint venture between one of NSNCo’s subsidiaries, Seadrill JU Newco Bermuda Ltd., and an investment fund controlled by Fintech was terminated with immediate effect.
On July 2, 2021, a restructuring support agreement (“
RSA”
) was reached with the NSNCo Noteholders with regards to a comprehensive restructuring of the debt facility. A key step in the RSA was the sale of the assets of

SeaMex out of provisional liquidation to a newly incorporated wholly owned subsidiary of NSNCo under a share purchase agreement. On November 2, 2022, the sale of assets of SeaMex to a subsidiary of NSNCo was completed.
Management determined that the Transaction qualified as a business combination under ASC 805 because (i) SeaMex as the acquiree met the definition of a business and (ii) NSNCo as the acquirer obtained control of SeaMex. As a result, the acquisition method was applied, and the identifiable assets acquired and liabilities assumed were recognized at fair value on the acquisition date. The consideration of the business combination was determined to be $0.4 billion, which is based on the value of various forms of debt instruments that were forgiven and were owed to NSNCo. The fair value of the net assets acquired equaled the amount of the purchase consideration and no amount was ascribed to goodwill nor bargain purchase. A gain was recognized in discontinued operations in connection with the step acquisition of SeaMex by NSNCo and relates primarily to the reversal of previously established expected credit loss allowances against loans previously advanced by the NSNCo Group to the SeaMex joint venture. The book value of the equity method investment was nil prior to the acquisition date.
We assessed whether SeaMex qualified as
held-for-sale
upon the acquisition. SeaMex, being a subsidiary of NSNCo, also meets the HFS criteria on the acquisition date and will be reported in discontinued operations as of December 31, 2021 measured at its carrying value, as it is less than the fair value less cost to sell.
iii. NSNCo Sale
NSNCo filed a
pre-packaged
bankruptcy that was heard on January 12, 2022 in a separate petition filing from Seadrill in the U.S. Bankruptcy Court for the Southern District of Texas. On January 20, 2022, NSNCo emerged from bankruptcy, having implemented the terms of the RSA described above.
On a Seadrill consolidated group basis, the assets, liabilities, and equity of NSNCo will be derecognized as at the date of sale, when control is lost, on January 20, 2022 (the date the court heard the filing for the pre-packaged
bankruptcy), with any gain or loss on disposal being recognized. Upon NSNCo’s emergence date, Seadrill will retain a 35% interest in NSNCo, which will be recognized as an equity method investment.
Management determined that it meets the criteria for being
held-for-sale
(“HFS”) as of December 31, 2021 and represent a strategic-shift resulting in discontinued operations reporting in Seadrill’s financial statements.
Renegotiation of leases with SFL
SFL is a company that owns and charters shipping vessels in the tanker, bulker, container and offshore segments. Since 2013, Seadrill had entered into sale and leaseback arrangements with certain subsidiaries of SFL (SFL Hercules Ltd., SFL Deepwater Ltd. and SFL Linus Ltd. Under those arrangements, the semi-submersible rigs
West Taurus
and
West Hercules
and the jackup rig
West Linus
were leased to certain fully owned Seadrill entities under long term charter agreements (collectively, the “
Prepetition SFL Charters
”).
The original charters had been accounted for as failed sale leasebacks due to contractual call options and purchase obligations, resulting in the rigs being kept on balance sheet. As they were treated as financing transactions, this resulted in the recognition of financial liabilities to SFL held at fair value on initial recognition (upon deconsolidation of the ship finance VIEs in 2020). The Chapter 11 Proceedings afforded Seadrill the option to reject or amend the leases.
Shortly after the Petition Date, the Debtors sought court authority to reject the Prepetition Taurus Charter and abandon certain related personal property. On March 9, 2021, the
West Taurus
lease rejection motion was approved by the Bankruptcy Court, and the rig was redelivered to SFL in April 2021, in accordance with the

West Taurus
settlement agreement. The lease termination led to a remeasurement of the outstanding amounts due to SFL held within liabilities subject to compromise to claim value, resulting in a $186 million loss within “Reorganization items, net” on the Consolidated Statement of Operations in 2021.
On August 27, 2021, the Bankruptcy Court of the Southern District of Texas entered an approval order for an amendment to the original SFL Hercules Charter, whereby Seadrill would pay a lower charter hire and whereby the expiry of the SFL Charter would mirror the completion of work under the Equinor (Canada) Contract in October 2022 (subject to extension, if Equinor exercises certain options rights). The amended charter is accounted for as an operating lease, resulting in the recognition of a ROU asset and an associated lease liability. The removal of the call options and purchase obligations meant that sale recognition was no longer precluded. The rig asset and finance liability to SFL were derecognized in 2021, resulting in a $10 million non-cash
gain within “Reorganization items, net” on the Consolidated Statement of Operations in 2021.
On February 18, 2022, Seadrill signed a transition agreement with SFL pursuant to which the
West Linus
rig will be redelivered to SFL upon assignment of the ConocoPhillips drilling contract to SFL. The interim transition bareboat agreement with SFL will see Seadrill continuing to operate the
West Linus
until the rig is handed back to SFL and a new Manager, Odfjell, for a period of time estimated to last approximately 6 to 9 months from Seadrill’s emergence. The amendment charter no longer contains a purchase obligation and will therefore result in the derecognition of the rig asset of $175 million and liability of $158 million at emergence from Chapter 11 on February 22, 2022. The interim transition bareboat agreement will be accounted for as a short-term operating lease.
Detailed timeline
We have provided a detailed timeline covering the core events of the restructuring process below.
September 2020 –
We did not pay interest on our secured credit facilities, which constituted an event of default. This triggered cross-default covenants for the senior secured notes, guarantee facility agreement and leasing agreements in respect of the
West Hercules
,
West Linus
and
West Taurus
. As a result, we entered into forbearance agreements with certain creditors in respect of our senior secured credit facility agreements, senior secured notes, and guarantee facility agreement.
December 2020 –
After triggering an additional event of default through not paying interest on our secured credit facilities, we entered into a forbearance agreement with certain creditors. Pursuant to this agreement, the consenting creditors had agreed not to act until January 29, 2021 in respect of certain events of default that may have arisen under nine of our twelve senior secured credit facility agreements, as a result of the group not making certain interest payments.
January 2021 –
We did not make the semi-annual cash interest payment due on our senior secured notes.
February
 7, 2021
and
February
 10, 2021
– Seadrill Limited and the majority of its subsidiaries filed voluntary petitions for reorganization under Chapter 11 of the Bankruptcy Code in the United States Bankruptcy Court for the Southern District of Texas.
March 2021 –
The
West Taurus
lease rejection motion was approved by the Bankruptcy Court.
April 2021 –
The
West Taurus
rig was redelivered to SFL
June 2021 –

John C. McKenna of Finance & Risk Services Ltd and Simon Appell of AlixPartners UK LLP were appointed as joint provisional liquidators over SeaMex by an order of the Supreme Court of Bermuda to maximize value for creditors and other stakeholders.

July
 2, 2021
– A restructuring support agreement was reached with the NSNCo Noteholders with regards to a comprehensive restructuring of the debt facility.
July
 9, 202
1
–
 NSNCo concluded a solicitation process 80% of the principal noteholders approving amendments to the indenture governing the Notes.
July
 23, 2021
–
The Company entered into a Plan Support and
Lock-Up
Agreement with the Company, the Company Parties, certain Holders of Claims under the Company’s Credit Agreements, and Hemen.
July
 24, 2021
–
The Company filed the first versions of the Joint Chapter 11 Plan of Reorganization and Disclosure Statement.
August
 27, 2021
–
The Bankruptcy Court of the Southern District of Texas entered an approval order for an amendment to the original SFL Hercules Charter.
August
 31, 2021
–
The Company filed the First Amended Plan of Reorganization and the First Amended Disclosure Statement (the “
Disclosure Statement
”).
September
 2, 2021
– The Court approved the First Amended Disclosure Statement and the solicitation of the Plan of Reorganization.
October
 11, 2021
–
The Company’s creditor classes voted to accept a court confirmed plan.
October
 26, 2021
–
Seadrill’s Plan of Reorganization was confirmed by the U.S. Bankruptcy Court for the Southern District of Texas.
November
 2, 2021
– The sale of SeaMex to a subsidiary of NSNCo was completed.
Subsequent Events
January
 11, 2022
– NSNCo filed for a
pre-packaged
bankruptcy in a separate petition filing from Seadrill in the U.S. Bankruptcy Court for the Southern District of Texas.
January
 20, 2022
– Sale of 65% of NSNCo following emergence from its
pre-packaged
C
hapter 11 process.
February
 18, 2022
–
Seadrill signed a short-term transition agreement with SFL, whereby Seadrill will continue to operate the
West Linus
until the rig is handed back to SFL.
February
 22, 2022
–
Seadrill concluded its comprehensive restructuring process and emerged from Chapter 11 bankruptcy protection.
Other matters

i. Liabilities subject to compromise
Liabilities subject to compromise distinguish
pre-petition
liabilities which may be affected by the Chapter 11 proceedings from those that will not. The liabilities held as subject to compromise are disclosed on a separate line on the consolidated balance sheet.

Liabilities subject to compromise, as presented on the Consolidated Balance Sheet as at December 31, 2021, include the following:

(In $ millions)	December 31, 2021
Senior under-secured external debt	5,662
Accounts payable and other liabilities	36
Accrued interest on external debt	34
Amount due to related party	503

Liabilities subject to compromise	6,235

Attributable to:
Continuing operations	6,117
Discontinued operations	118

ii. Interest expense
The Debtors have discontinued recording interest on the under-secured debt facilities from the Petition Date, in line with the guidance of ASC
852-10,
Reorganizations. Contractual interest on liabilities subject to compromise not reflected in the Consolidated Statement of Operations was $298 million. Interest continued to be recognized on the Notes in 2021 as NSNCo did not file for chapter 11 until January 2022. Refer to Note 10 – Interest expense to the Consolidated Financial Statements included herein for more information regarding interest expense.
iii. Reorganization items, net
Incremental costs incurred directly as a result of the bankruptcy filing and any gains or losses on adjustment to the expected allowed claim value under the plan of reorganization are classified as “Reorganization items, net” in the Consolidated Statement of Operations. The following table summarizes the reorganization items recognized in the year ended December 31, 2021:

(In $ millions)	Year ended December 31, 2021
Advisory and professional fees after filing	(127)
Remeasurement of terminated lease to allowed claim	(186)
Interest income on surplus cash	3

Total reorganization items, net	(310)

Attributable to:
Continuing operations	(296)
Discontinued operations	(14)

iv. Condensed Combined Debtors Financial Statements
When one or more entities in the consolidated group are in bankruptcy and one or more entities in the consolidated group are not in bankruptcy, the reporting entity is required to disclose the condensed combined financial statements of only the entities in bankruptcy (“
debtor in possession
” or “
DIP
”).
The reclassification of the NSNCo group to discontinued operations has resulted in the continuing operations elements of Seadrill’s financial statements being aligned to the combined financial statements of only the entities in bankruptcy, aside from the exceptions noted below. Separately presented DIP results would include:

•	a $24 million reduction in current restricted cash, to $136 million, and an $8 million reduction in unrestricted cash, to $304 million, due to cash held by entities not in bankruptcy;
•	the recognition of current and non-current intra-group receivables due to DIP from entities not in bankruptcy of $21 million and $9 million respectively;

•	additional intra-group liabilities subject to compromise of $8 million owed by DIP to entities not in bankruptcy; and

•	an additional $4 million net cash outflows from changes in the above assets.
As such, we have not separately presented Condensed Combined Financial Statements of the entities that filed for bankruptcy.